Submission	Aug. 19, 2025
Submission [Line Items]
Central Index Key	0001159508
Registrant Name	DEUTSCHE BANK AKTIENGESELLSCHAFT
Registration File Number	333-278331
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES